Fair value measurements and financial risk management - Non-controlling interest contingency and buyout (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($) EquityInstruments	Jan. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Feb. 29, 2020 shares	Oct. 31, 2018 USD ($) EquityInstruments shares
Disclosure of subsidiaries [line items]
Non-controlling interest buyout liability			$ 2,694		$ 2,694
MHC
Disclosure of subsidiaries [line items]
Ownership percentage by third parties			15.90%
PT Florida
Disclosure of subsidiaries [line items]
Ownership percentage			77.20%
Ownership percentage by third parties			22.80%
Ownership interest acquired	11.40%	11.40%
Cash Consideration	$ 0	$ 2,500
PT Florida | Promissory note 2029
Disclosure of subsidiaries [line items]
Cash paid for retirement of existing debt	$ 1,766	$ 1,651
PT Florida | SVS
Disclosure of subsidiaries [line items]
Number of shares issued | EquityInstruments	2,375,000	1,772,062
Value of share issued	$ 19,996	$ 12,272
MHC
Disclosure of subsidiaries [line items]
Acquisition's consideration				$ 25,000
Non-controlling interest acquired				12,000
Floor amount				$ 12,000
Ceiling amount, percentage				75.00%
Ceiling amount in excess of fair market value				$ 40,000
Ownership percentage by third parties				30.00%
DRH
Disclosure of subsidiaries [line items]
Acquisition's consideration				$ 40,142
Ownership interest acquired							49.00%
Cash Consideration							$ 40,142
Maximum share allowed to be issued | shares						2,016,858
DRH | SVS
Disclosure of subsidiaries [line items]
Number of shares issued | EquityInstruments							4,755,548
Value of share issued							$ 41,747
Shares issued as percentage of maximum diluted shares							1.96%
Maximum share allowed to be issued | shares							8,962,380